Apr. 29, 2026
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.72%	0.52%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.67%	0.47%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$68	$225	$396	$890
Class P	$48	$162	$286	$648

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$68	$225	$396	$890
Class P	$48	$162	$286	$648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 18% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the international equity markets and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the international equity portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
International Equity portion:
The term “international equity” in the Fund’s name refers to derivative investments used to gain exposure to the international equity markets.
For the international equity portion of the Fund, PLFA seeks to gain exposure to the international equity markets using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the international equity markets through total return swap agreements and futures contracts on the MSCI Europe, Australasia and Far East (“EAFE”) Index (the “Index”), an equity securities index that represents the large- and mid-capitalization equity markets across various developed countries, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.
In seeking to gain exposure to the Index through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Index, which may include a significant percentage to a single sector. As of December 31, 2025, a significant portion of the International Equity portion of the Fund was represented by securities of companies in the Financial sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Index changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other international equity indices to gain exposure to the international equity markets. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the international equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall international equity markets, such as international growth or international value, or single countries or geographic regions. This could involve, for example, buying total return swap agreements on an international growth index to express a positive view on international growth as a sub-asset class. Another example could be hedging out part of the international growth portion of the Index using derivatives, resulting in an overweight to the international value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
As of December 31, 2025, a significant part of the bond portion of the Fund was represented by securities of companies in the Financial sector.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2025: 11.35%; Q4 2025: 4.80%
Average Annual Total Returns (For the periods ended December 31, 2025)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	32.53%	23.95%
Class P (incepted October 31, 2024)	32.79%	24.20%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	31.22%	22.16%